Precious metals delivery and purchase agreement (Tables)	9 Months Ended
Sep. 30, 2025
Precious metals delivery and purchase agreement
Schedule of deferred revenue and metals contract liability
	Nine-month	Year
	period ended	ended
	September 30,	December 31,
	2025	2024

Net metals contract liability, beginning of period	$40,868	$36,837
Advance increase (net of financing expense)	-	12,512
Delivery of metals purchased	(12,691)	(18,564)
Revaluation of metals contract liability	16,441	10,083
Net metals contract liability, end of period	$44,618	$40,868

Current portion	$20,024	$13,707
Non-current portion	24,594	27,161
	$44,618	$40,868